Condensed Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Loss	$ (6,884)	$ (5,298)	$ (27,660)	$ (12,035)	$ (25,382)
Other comprehensive income:
Unrealized gain on short-term investments	20	0	48	0	0
Comprehensive Loss	$ (6,864)	$ (5,298)	$ (27,612)	$ (12,035)	$ (25,382)